Pension and Other Post-Retirement Benefits (Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Total contributions recognized as expense under all defined contribution plans	$ 149	$ 147	$ 153
Description of Regulatory Framework in which Plan Operates		United States non-contributory, guaranteed annual pension payments for life, benefits generally depend on years of service and compensation level in the final years leading up to age 65, benefits available starting at age 55 at a reduced rate, and plans provide for maximum pensionable salary and maximum annual benefit limits. made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 and associated Internal Revenue Service regulations and procedures. Canada made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.